COMMON STOCK WARRANTS - Warrants Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Class Of Warrants or Rights [Roll Forward]
Warrants outstanding at the beginning of the year (in shares)	16,530	16,530
New warrant issuances to Hercules (in shares)	0	0
Adjustment to the Hercules warrants due to the anti-dilutive provisions (in shares)	0	0
Warrants outstanding at the end of the year (in shares)	16,530	16,530